Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

4. Leases

The movements in right-of-use assets are reported in the following table:

		Vessels’
Right-of-Use Assets	Vessels	Equipment	Total
As of January 1, 2024	125,823	726	126,549
Additions, net	52,598	567	53,165
Depreciation	(48,638)	(480)	(49,118)
Impairment loss	(706)	—	(706)
As of December 31, 2024	129,077	813	129,890
Additions, net	191	98	289
Depreciation	(54,122)	(490)	(54,612)
Impairment loss	(20,607)	—	(20,607)
As of December 31, 2025	54,539	421	54,960

On August 27, 2024, GasLog Partners completed the sale and leaseback of the GasLog Santiago with a wholly owned subsidiary of CDBL. The vessel was sold to CDBL for net proceeds of $148,220 and leased back under a bareboat charter for a period of three years with no repurchase option or obligation. This sale and leaseback met the definition of a lease under IFRS 16 Leases, resulting in the recognition of a right-of-use asset of $52,310 and a corresponding lease liability of $46,981.

On July 4, 2025, the Methane Heather Sally was redelivered to its owners, an unrelated third party, pursuant to the completion of the sale and leaseback agreement entered into on October 31, 2022.

As of December 31, 2025, a number of negative indicators, as described in Note 3, triggered the existence of potential impairment for the right-of-use vessels, in accordance with the Partnership’s accounting policy (Note 2).

The recoverable amounts (values in use) for the TFDE vessels chartered by the Partnership were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $20,607 was recognized in the consolidated statement of profit or loss in the year ended December 31, 2025.

	As of December 31, 2025
Right-of-use vessel	Impairment loss	Recoverable amount
GasLog Shanghai	(5,561)	7,967
GasLog Santiago	(7,972)	20,996
GasLog Sydney	(7,074)	25,576
Total	(20,607)	54,539

As described in Note 3, increasing/decreasing the average re-chartering rate used by $5 per day would (decrease)/increase the impairment loss by $(2,986)/$2,986. Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $276/($279), respectively.

An analysis of the lease liabilities is as follows:

	Lease Liabilities
	2024	2025
As of January 1,	93,908	107,593
Additions, net	47,548	98
Interest expense on leases (Note 13)	4,662	4,946
Payments	(38,525)	(47,725)
As of December 31,	107,593	64,912
Lease liabilities—current portion	42,741	38,679
Lease liabilities—non-current portion	64,852	26,233
Total	107,593	64,912

An amount of $61,453 has been recognized in the consolidated statement of profit or loss under Revenues for the year ended December 31, 2025 ($85,435 for the year ended December 31, 2024 and $69,082 for the year ended December 31, 2023), which represents the revenue from subleasing right-of-use assets.